Financial Risk Management - Disclosure of Rate Of Fluctuation In The Per Stock Price Of The Equity Securities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Rate Of Fluctuation In The Per Stock Price Of The Equity Securities [Line Items]
Profit before income tax	₩ 1,761,765	₩ 1,488,179	₩ 1,236,152
Equity	11,827,634	₩ 12,228,399	₩ 12,155,196	₩ 12,335,138
Decrease By 10 Percent [Member]
Disclosure of Rate Of Fluctuation In The Per Stock Price Of The Equity Securities [Line Items]
Profit before income tax	0
Equity	(81,371)
Increase By 10 Percent [Member]
Disclosure of Rate Of Fluctuation In The Per Stock Price Of The Equity Securities [Line Items]
Profit before income tax	0
Equity	₩ 81,371